Venture debt (Details) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended
	Oct. 26, 2018 USD ($) $ / shares shares	Oct. 26, 2018 EUR (€)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Oct. 26, 2018 EUR (€) shares
Disclosure of detailed information about borrowings [line items]
Warrants	$ 819							€ 712,000
Repayment of venture debt					$ 8,042		$ 2,449
Interest on loans					4,107		4,839
Gain on debt modification					(5,177)		$ (1,399)
Bond issuance agreement
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 14,000							€ 12,000,000
Borrowings, interest rate	9.00%							9.00%
Maturity term	42 months	42 months
Additional fee to be paid at end of term	2.50%							2.50%
Subscription price (in dollars per share) | $ / shares	$ 1.00
Number of warrants issued (in shares) | shares	816,716							816,716
Exercise price (in dollars per share) | $ / shares	$ 1.34
Exercise price per ADS (in dollars per share) | $ / shares	$ 5.36
Bond issuance agreement | Venture debt | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about borrowings [line items]
Increase in borrowings	$ 12,800	€ 10,900,000
Repayment of venture debt			$ 550	€ 448,000	7,869	€ 6,588,007
Interest on loans					701
Gain on debt modification					$ 532